Document and Entity Information	Oct. 03, 2019
Cover [Abstract]
Entity Registrant Name	NEOGEN CORP
Entity Incorporation, State or Country Code	MI
Amendment Flag	false
Entity Central Index Key	0000711377
Document Type	8-K
Document Period End Date	Oct. 03, 2019
Entity File Number	0-17988
Entity Tax Identification Number	38-2367843
Entity Address, Address Line One	620 Lesher Place
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48912
City Area Code	517
Local Phone Number	372-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false